The words "FIRST INVESTORS" appear in a box at the top of the first page.


FIRST INVESTORS
U.S. GOVERNMENT PLUS
FUND


SEMI-ANNUAL REPORT
JUNE 30, 1998


The First Investors logo appears at the bottom left of the first page.

Logo is described as follows:
The arabic numeral one separated into seven vertical segments followed by the words "First Investors."

A MEMBER OF THE
FIRST INVESTORS
FINANCIAL NETWORK

FI6146



Chief Investment Officer's Market Overview Letter
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

Dear Investor:

We are pleased to present the semi-annual report for First Investors U.S. Government Plus Fund for the six months ended June 30, 1998. Although both the bond and stock markets suffered setbacks at times during the first six months of the year, the combination of moderate growth, low inflation, and respectable corporate earnings reports helped provide a positive environment for investors in most types of funds.

The U.S. economy remained strong for the first half of 1998, with sustained, moderate growth and low levels of inflation and unemployment. Inflation remained low, as the Consumer Price Index rose just 1.7% for the twelve months ended June 30. The unemployment rate continued to be low, at 4.5% as of June 30, 1998. Consumer confidence remained high, encouraged by the robust domestic economy and rising income levels.

In general, our long-term outlook for the financial markets continues to be positive. The economy appears to be growing moderately, inflation remains subdued and the Federal Reserve appears unlikely to tolerate unsustainably fast economic growth. In regard to the stock market, we are encouraged by the underlying fundamentals of the U.S. economy. However, we are cautioned by a number of situations, including the struggles in Asia. We are concerned about the effect this region's difficulties may have on U.S. growth and corporate earnings. We are also concerned about the relative lack of pricing power and the prospects that the lofty level of gains posted year-to-date can continue into the second half of 1998.

With regard to the bond market, interest rates continue to remain in a tight range; we believe the Federal Reserve is likely to maintain current interest rates. Continued weak Asian markets, low inflation in the U.S. and the Federal budget surplus should support an environment of low interest rates and high bond prices. However, the continued strength of the U.S. economy could result in higher interest rates and inflation, notwithstanding Asia. In this event, bond fund values would decline.

Thank you for your continued confidence in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Clark D. Wagner

Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.

July 31, 1998



Portfolio of Investments
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
June 30, 1998

------------------------------------------------------------------------------------------------------------------------------

Principal                                                              1st Fund             2nd Fund             3rd Fund
Amount or                                                        -------------------  -------------------  -------------------
   Shares   Security                                                  Value        %       Value        %       Value        %
------------------------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT SECURITIES
   $1,700M  Treasury STRIPS, due 11/15/2004                      $1,200,093
    1,875M  Treasury STRIPS, due 11/15/1999                                           $1,742,089
      800M  Treasury STRIPS, due 11/15/1998                                                                  $784,461
------------------------------------------------------------------------------------------------------------------------------
            Total Value of U.S. Government Securities
              (cost $909,702, $1,685,658 and $777,327,
              respectively)                                       1,200,093     99.1   1,742,089     97.3     784,461     89.9
------------------------------------------------------------------------------------------------------------------------------
            COMMON STOCKS
            Consumer Cyclicals
      300  *Scientific Games Holdings Corporation                                          6,900
      500  *Scientific Games Holdings Corporation                                                              11,500
      800  *Travis Boats & Motors, Inc.                                                                        19,600
------------------------------------------------------------------------------------------------------------------------------
                                                                                           6,900       .4      31,100      3.6
------------------------------------------------------------------------------------------------------------------------------
            Energy
      150  *Veritas DGC, Inc.                                                              7,490
      200  *Veritas DGC, Inc.                                                                                   9,987
------------------------------------------------------------------------------------------------------------------------------
                                                                                           7,490       .4       9,987      1.1
------------------------------------------------------------------------------------------------------------------------------
            Healthcare
      100  *Jones Pharma, Inc.                                        3,312
      200  *Jones Pharma, Inc.                                                             6,625
      400  *Jones Pharma, Inc.                                                                                 13,250
------------------------------------------------------------------------------------------------------------------------------
                                                                      3,312       .3       6,625       .3      13,250      1.5
------------------------------------------------------------------------------------------------------------------------------
            Technology
      100  *Powerwave Technologies Inc.                               1,675
      300  *Powerwave Technologies Inc.                                                    5,025
      600  *Powerwave Technologies Inc.                                                                        10,050
------------------------------------------------------------------------------------------------------------------------------
                                                                      1,675       .1       5,025       .3      10,050      1.2
------------------------------------------------------------------------------------------------------------------------------
            Transportation
    1,200   Transportacion Maritima Mexicana
              SA de C.V. -- Class "L" (ADR)                                                                     7,950
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                7,950       .9
------------------------------------------------------------------------------------------------------------------------------
            Total Value of Common Stocks
              (cost $5,181, $25,531 and $65,623, respectively)        4,987       .4      26,040      1.4      72,337      8.3
------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $914,883,
  $1,711,189 and $842,950, respectively)                          1,205,080     99.5   1,768,129     98.7     856,798     98.2
Other Assets, Less Liabilities                                        5,909       .5      22,664      1.3      15,746      1.8
------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                       $1,210,989    100.0  $1,790,793    100.0    $872,544    100.0
==============================================================================================================================
*Non-income producing

See notes to financial statements



Statement of Assets and Liabilities
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
June 30, 1998

-----------------------------------------------------------------------------------------------------------------------
                                                                             1st Fund         2nd Fund         3rd Fund
-----------------------------------------------------------------------------------------------------------------------
Assets

Investments in securities:

  At identified cost                                                     $    914,883     $  1,711,189     $    842,950
                                                                       ==============   ==============   ==============
  At value (Note 1A)                                                     $  1,205,080     $  1,768,129     $    856,798
Cash                                                                           17,794           24,973           18,249
Other assets                                                                      870              938              888
                                                                       ---------------  ---------------  ---------------
Total Assets                                                                1,223,744        1,794,040          875,935
                                                                       ---------------  ---------------  ---------------
Liabilities

Payable for trust shares redeemed                                               8,047              ---              112
Accrued expenses                                                                4,099            2,348            2,843
Accrued advisory fees                                                             609              899              436
                                                                       ---------------  ---------------  ---------------
Total Liabilities                                                              12,755            3,247            3,391
                                                                       ---------------  ---------------  ---------------

Net Assets                                                               $  1,210,989     $  1,790,793     $    872,544
                                                                       ==============   ===============  ===============

Net Assets Consist of:
Capital paid in                                                          $    848,176     $  1,689,215     $    857,397
Undistributed net investment income                                            39,812           60,396           24,788
Accumulated net realized gain (loss) on investments                            32,804    (      15,758)   (      23,489)
Net unrealized appreciation in value of investments                           290,197           56,940           13,848
                                                                       --------------   --------------   --------------
Total                                                                    $  1,210,989     $  1,790,793     $    872,544
                                                                       ==============   ==============   ==============


Shares of beneficial interest outstanding (Note 3)                            113,490          161,826           76,181
                                                                              =======          =======          =======

Net Asset Value and Redemption Price Per Share
(Net assets divided by shares of beneficial interest outstanding)              $10.67           $11.07           $11.45
                                                                                =====            =====            =====

Maximum Offering Price Per Share
(Net Asset Value /.92)*                                                        $11.60           $12.03           $12.45
                                                                                =====            =====            =====
*On purchases of $10,000 or more, the sales charge is reduced.

See notes to financial statements



Statement of Operations
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
Six Months Ended June 30, 1998

-----------------------------------------------------------------------------------------------------------------------
                                                                             1st Fund         2nd Fund         3rd Fund
-----------------------------------------------------------------------------------------------------------------------
Investment Income

Income:
  Interest                                                               $     46,658     $     70,811     $     29,590
  Dividends                                                                         8               18               59
                                                                       --------------   --------------   --------------
Total income                                                                   46,666           70,829           29,649
                                                                       --------------   --------------   --------------

Expenses (Notes 1 and 4):
  Advisory fees                                                                 6,231            9,489            4,419
  Professional fees                                                             3,235            4,434            2,371
  Shareholder servicing costs                                                   1,704            3,778            1,316
  Custodian fees                                                                  295              464              322
  Reports and notices to shareholders                                              86               10               63
  Other expenses                                                                  416              358              553
                                                                       --------------   --------------   --------------
Total expenses                                                                 11,967           18,533            9,044
Less: Expenses assumed by investment adviser                            (       4,882)   (       7,821)   (       3,861)
      Custodian fees paid indirectly                                    (         231)   (         279)   (         322)
                                                                       --------------   --------------   --------------
Expenses-net                                                                    6,854           10,433            4,861
                                                                       --------------   --------------   --------------

Net investment income                                                          39,812           60,396           24,788
                                                                       --------------   --------------   --------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):

Net realized gain on investments                                               32,804           17,850           21,249
Net unrealized depreciation of investments                              (      22,848)   (      25,045)   (      18,932)
                                                                       --------------   --------------   --------------
Net gain (loss) on investments                                                  9,956    (       7,195)           2,317
                                                                       --------------   --------------   --------------

Net Increase in Net Assets Resulting from Operations                     $     49,768     $     53,201     $     27,105
                                                                       ==============   ==============   ==============

See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND


-------------------------------------------------------------------------------------------------------------------------------
                                                           1st Fund                   2nd Fund                   3rd Fund
                                                   -----------------------    -----------------------    ----------------------
                                                    1/1/98 to                  1/1/98 to                 1/1/98 to
                                                      6/30/98         1997       6/30/98         1997      6/30/98         1997
-------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations

 Net investment income                              $  39,812     $ 76,016     $  60,396     $120,303     $ 24,788     $ 48,331
 Net realized gain (loss) on investments               32,804       44,787        17,850        3,128       21,249    (  23,059)
 Net unrealized depreciation of investments        (   22,848)   (  13,740)   (   25,045)   (  36,166)   (  18,932)   (   3,022)
                                                     --------     --------      --------     --------     --------     --------
       Net increase in net assets resulting
         from operations                               49,768      107,063        53,201       87,265       27,105       22,250
                                                     --------     --------      --------     --------     --------     --------

Distributions to Shareholders
  Net investment income                                   ---    (  76,047)          ---    ( 120,316)         ---    (  48,373)
  Net realized gains                                      ---    (  44,720)          ---          ---          ---          ---
                                                     --------     --------      --------     --------     --------     --------
       Total distributions                                ---    ( 120,767)          ---    ( 120,316)         ---    (  48,373)
                                                     --------     --------      --------     --------     --------     --------
Trust Share Transactions(a)
  Proceeds from shares sold                             6,206       14,062           ---        9,721          ---          ---
  Reinvestment of distributions                           ---      118,080           ---      115,340          ---       45,216
  Cost of shares redeemed                          (  126,984)   ( 195,312)   (  227,434)   ( 294,547)   (  35,508)   ( 163,184)
                                                     --------     --------      --------     --------     --------     --------
         Net decrease from trust
           share transactions                      (  120,778)   (  63,170)   (  227,434)   ( 169,486)   (  35,508)   ( 117,968)
                                                     --------     --------      --------     --------     --------     --------

Net decrease in net assets                         (   71,010)   (  76,874)   (  174,233)   ( 202,537)   (   8,403)   ( 144,091)

Net Assets
  Beginning of period                               1,281,999    1,358,873     1,965,026    2,167,563      880,947    1,025,038
                                                    ---------    ---------     ---------    ---------    ---------    ---------
  End of period+                                   $1,210,989   $1,281,999    $1,790,793   $1,965,026     $872,544     $880,947
                                                    =========    =========     =========    =========    =========    =========
+Includes undistributed
net investment income of                            $  39,812     $    ---     $  60,396     $    ---     $ 24,788          ---
                                                    =========    =========     =========    =========    =========    =========

(a)Trust Shares Issued and Redeemed
   Issued                                                 598        1,358           ---          884          ---          ---
   Issued on distributions reinvested                     ---       11,520           ---       10,719          ---        4,070
   Redeemed                                        (   12,130)   (  18,883)   (   20,773)   (  26,539)   (   3,119)   (  14,246)
                                                    ---------    ---------     ---------    ---------    ---------    ---------
         Net decrease in trust
           shares outstanding                      (   11,532)   (   6,005)   (   20,773)   (  14,936)   (   3,119)   (  10,176)
                                                    =========    =========     =========    =========    =========    =========

See notes to financial statements



Notes to Financial Statements
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

1. Significant Accounting Policies -- First Investors U.S. Government Plus Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest of the 1st, 2nd and 3rd Funds (each a "Fund") and accounts separately for the assets, liabilities and operations of each Fund. The Funds' objective is first to generate income, and, to a lesser extent, achieve long-term capital appreciation.

A. Security Valuation -- A security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded. Securities which have no sales on a particular day and securities traded in the over-the-counter market are valued at the mean between the closing bid and asked prices. The Treasury STRIPS in which each Fund invests are traded primarily in the over-the-counter market. Such securities are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under the direction of the Trust's officers in a manner specifically authorized by the Trustees of the Trust.

B. Federal Income Taxes -- No provision has been made for federal income taxes on net income or capital gains, since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve each Fund from all, or substantially all, federal income taxes. At June 30, 1998, capital loss carryovers were as follows:


           Year of Expiration        2nd Fund         3rd Fund
           ------------------       ----------       ----------
                 1998               $   29,803       $    5,775
                 1999                       --           15,904
                 2005                       --           14,101
                                    ----------       ----------
                                    $   29,803       $   35,780
                                    ==========       ==========

C. Distributions to Shareholders -- Distributions to shareholders are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and post-October capital losses.

D. Expense Allocation -- Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. Indirect or general expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for common stocks and the amortized cost basis for Treasury STRIPS for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income (consisting of accreted discount) and estimated expenses are accrued daily. For the six months ended June 30, 1998, the Funds' custodian has provided credits in the amount of $832 against custodian charges based on the uninvested cash balances of the Funds.

F. Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Security Transactions -- Purchases and sales of securities and long-term U.S. Government Obligations, excluding short-term notes, were as follows:

Six Months Ended June 30, 1998             1st Fund     2nd Fund     3rd Fund
------------------------------          -----------  -----------  -----------
Securities
----------
Purchases.............................  $     5,181  $    12,566  $    25,113
                                        ===========  ===========  ===========
Proceeds of sales.....................  $     9,930  $    21,025  $    47,950
                                        ===========  ===========  ===========
Long-Term U.S. Government Obligations
-------------------------------------
Purchases.............................  $        --  $        --  $        --
                                        ===========  ===========  ===========
Proceeds of sales.....................  $   119,718  $   251,595  $    24,088
                                        ===========  ===========  ===========

At June 30, 1998, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                           1st Fund     2nd Fund     3rd Fund
                                        -----------  -----------  -----------
Aggregate cost of investments.........  $   914,883  $ 1,711,189  $   842,950
                                        ===========  ===========  ===========

Gross unrealized appreciation.........  $   290,716  $    58,630  $    19,653
Gross unrealized depreciation.........         (519)      (1,690)      (5,805)
                                        -----------  -----------  -----------
Net unrealized appreciation...........  $   290,197  $    56,940  $    13,848
                                        ===========  ===========  ===========

3. Trust Shares -- The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest, of one or more Funds.

4. Advisory Fee and Other Transactions With Affiliates -- Certain officers and trustees of the Trust are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Trust's Individual Retirement Accounts. Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 1998, total trustees fees accrued by the Funds amounted to $150.

The Investment Advisory Agreement provides as compensation to FIMCO, an annual fee, payable monthly, at the rate of 1% of the first $200 million of each Fund's average daily net assets, .75% on the next $300 million, declining by
 .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. Total advisory fees accrued to FIMCO for the six months ended June 30, 1998, were $20,139 of which $8,056 was waived. In addition, expenses of $8,508 were assumed by FIMCO.

For the six months ended June 30, 1998, shareholder servicing costs included $3,876 in transfer agent fees paid to ADM and $1,540 in IRA custodian fees paid to FFS.



Financial Highlights
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
-------------------------------------------------------------------------------------------------------------------------
                                                       P E R  S H A R E  D A T A
                  -------------------------------------------------------------------------------------------------------


                                  Income from Investment Operations           Less Distributions from
                          Net  ---------------------------------------   ---------------------------------
                  Asset Value                Net Realized
                  -----------         Net  and Unrealized   Total from          Net         Net
                    Beginning  Investment  Gain (Loss) on   Investment   Investment    Realized    Capital         Total
                    of Period      Income     Investments   Operations       Income        Gain    Surplus  Distributions
-------------------------------------------------------------------------------------------------------------------------
1st Fund
--------
1993                   $11.34       $.670          $1.535       $2.205        $.670       $.525       $---        $1.195
1994                    12.35        .690          (2.035)      (1.345)        .690        .484       .001         1.175
1995                     9.83        .667           2.114        2.781         .667        .364        ---         1.031
1996                    11.58        .648           (.863)       (.215)        .648        .347        ---          .995
1997                    10.37        .670            .274         .944         .670        .394        ---         1.064
1/1/98 to 6/30/98       10.25        .351            .069         .420          ---         ---        ---           ---

2nd Fund
--------
1993                    11.28        .643            .770        1.413         .643         ---        ---          .643
1994                    12.05        .660          (1.484)       (.824)        .660         ---       .006          .666
1995                    10.56        .646            .970        1.616         .646         ---        ---          .646
1996                    11.53        .675           (.560)        .115         .675         ---        ---          .675
1997                    10.97        .700           (.210)        .490         .700         ---        ---          .700
1/1/98 to 6/30/98       10.76        .373           (.063)        .310          ---         ---        ---           ---

3rd Fund
--------
1993                    11.17        .544           1.110        1.654         .544         ---        ---          .544
1994                    12.28        .610          (1.307)       (.697)        .610         ---       .013          .623
1995                    10.96        .568            .980        1.548         .568         ---        ---          .568
1996                    11.94        .593           (.480)        .113         .593         ---        ---          .593
1997                    11.46        .642           (.349)        .293         .643         ---        ---          .643
1/1/98 to 6/30/98       11.11        .325            .015         .340          ---         ---        ---           ---



---------------------------------------------------------------------------------------------------------------------
   P E R  S H A R E  D A T A                        R A T I O S / S U P P L E M E N T A L  D A T A
-------------------------------     ---------------------------------------------------------------------------------
                                                                                     Ratio to Average Net
                                                                Ratio to Average    Assets Before Expenses
                                                                  Net Assets++        Waived or Assumed
                            Net                             ----------------------  ----------------------
                    Asset Value                                                                             Portfolio
                    -----------      Total     Net Assets               Investment              Investment   Turnover
                            End     Return+ End of Period   Expenses        Income   Expenses       Income       Rate
                      of Period        (%) (in thousands)        (%)           (%)        (%)          (%)        (%)
---------------------------------------------------------------------------------------------------------------------
1st Fund
--------
1993                     $12.35      19.44         $1,732       1.60          4.94       1.75         4.79          7
1994                       9.83     (10.90)         1,330       1.60          5.73       1.78         5.55          8
1995                      11.58      28.29          1,524       1.60          5.60       1.87         5.33          7
1996                      10.37      (1.86)         1,359       1.60          5.70       1.98         5.32          7
1997                      10.25       9.10          1,282       1.37          6.11       1.93         5.55          0
1/1/98 to 6/30/98         10.67       4.10          1,211       1.10*         6.43*      1.88*        5.65*         0

2nd Fund
--------
1993                      12.05      12.53          2,756       1.70          4.93        ---          ---          7
1994                      10.56      (6.89)         2,360       1.78          5.48        ---          ---          8
1995                      11.53      15.30          2,475       1.93          5.35        ---          ---          7
1996                      10.97       1.00          2,168       1.85          5.50        ---          ---          8
1997                      10.76       4.47          1,965       1.56          5.93       1.92         5.57          1
1/1/98 to 6/30/98         11.07       2.88          1,791       1.10*         6.39*      1.92*        5.57*         1

3rd Fund
--------
1993                      12.28      14.81          1,258       1.68          4.27        ---          ---         11
1994                      10.96      (5.78)         1,032       1.74          4.77        ---          ---         10
1995                      11.94      14.12          1,130       1.89          4.68        ---          ---          8
1996                      11.46        .95          1,025       1.95          4.77        ---          ---         12
1997                      11.11       2.56            881       1.60          5.18       1.93         4.85          6
1/1/98 to 6/30/98         11.45       3.06            873       1.10*         5.68*      1.98*        4.80*         3

 * Annualized
 + Calculated without sales charges
++ Net of expenses waived or assumed (Note 4).

See notes to financial statements



Independent Auditors' Report

To the Shareholders and Trustees of
First Investors U.S. Government Plus Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the 1st, 2nd and 3rd Funds of First Investors U.S. Government Plus Fund as of June 30, 1998, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1998 and the year ended December 31, 1997, and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the 1st, 2nd and 3rd Funds of First Investors U.S. Government Plus Fund as of June 30, 1998, and the results of their operations, changes in their net assets and the financial highlights for each of the respective periods presented, in conformity with generally accepted accounting principles.

                                       Tait, Weller & Baker

Philadelphia, Pennsylvania
July 31, 1998



FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

Trustees
--------------------------------
James J. Coy (Emeritus)

Roger L. Grayson

Glenn O. Head

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

Nancy S. Schaenen

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
--------------------------------
Glenn O. Head
President

Concetta Durso
Vice President and Secretary

Patricia D. Poitra
Vice President

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer



Shareholder Information
------------------------------
Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.